Subsequent events	12 Months Ended
Dec. 31, 2021
Subsequent events
Subsequent events

29. Subsequent events

On February 11, 2022, the Company announced the top-line results from the phase 2/3 Illuminate trial of sepofarsen in CEP290-mediated LCA10. The study did not meet its primary endpoint nor any notable secondary endpoints. No benefit was observed in either treatment arm versus the sham arm. These announced results do not affect the amounts recognized in these financial statements. The potential consequences of this event had already been taken into account in determining the liquidity projections disclosed in these financial statements.

On April 13, 2022, the Company announced that it will refocus or suspend certain clinical studies and suspend all other inherited retinal disease-related research activities. The Company also announced that it will reduce its workforce by approximately 30%. In addition, the Company will accelerate the development of the Axiomer RNA base-editing technology platform across multiple therapeutic areas. These developments do not affect the financial figures included in these financial statements.